Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000108404 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000108404 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108404 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108404 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108404 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108404 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108404 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108404 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108404 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108404 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108404 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	98.90%
C000108404 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.10%
C000108404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000108404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000108404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000108404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000108404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000108404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000108404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000108406 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000108406 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108406 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108406 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108406 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108406 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108406 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108406 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108406 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108406 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108406 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	98.90%
C000108406 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.10%
C000108406 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000108406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000108406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000108406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000108406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000108406 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000108406 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000218687 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218687 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218687 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218687 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218687 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218687 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218687 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218687 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218687 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218687 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218687 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	98.90%
C000218687 | Cash & Equivalent31846V542
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218687 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000218687 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000218687 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.90%